Cash And Cash Equivalents And Short-Term Bank Deposits	12 Months Ended
Dec. 31, 2022
Cash And Cash Equivalents And Short-Term Bank Deposits [Abstract]
Cash And Cash Equivalents And Short-Term Bank Deposits
4.	CASH AND CASH EQUIVALENTS AND SHORT-TERM BANK DEPOSITS
Cash and cash equivalents

	December 31, 2022 $	December 31, 2021 $

Cash	38,141	137,714

Cash equivalents	156,330	372,893

Cash and cash equivalents	194,471	510,607
As at December 31, 2022, $2,010 of cash and cash equivalents were held in Canadian dollars (December 31, 2021 – $4,393), $192,116 in US dollars (December 31, 2021 – $506,214) and $345 were held in Argentine Pesos (December 31, 2021 – $Nil).
Cash equivalents include investments in guaranteed investment certificates (“GICs”) with two Canadian
 Schedule I chartered
banks

that mature
within three months from the date of acquisition and earn interest between
3%
-4.5%
per annum and investments in short-term savings and deposit accounts with five Canadian Schedule I chartered banks.
Short-term bank deposits

	December 31, 2022 $	December 31, 2021 $

Short-term bank deposits	157,631	-
As at December 31, 2022, $157,631 of short-term bank deposits were held in US dollars (December 31, 2021 – Nil) and include investments in GICs with

two
Canadian
 Schedule I chartered
 banks
. As of December 31, 2022, $25,000 matures in January 2023, $50,000 in March 2023, $25,000 in April 2023 and $55,000 in July 2023. Short-term bank deposits earn interest between
3%-4%
per annum.
Total interest
income
of $7,115 included $4,484 generated on cash and cash equivalents and $2,631 on short-term bank deposits during the twelve months ended December 31, 2022.